Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Parenthetical) (Details) - VIEs - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Cash paid for technical service fees.	¥ 1,769	¥ 1,611	¥ 1,647
Cash received for provision of goods and services	¥ 152	¥ 263	¥ 168